CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Class A ordinary shares USD ($)	Class A ordinary shares CNY	Class B ordinary share USD ($)	Class B ordinary share CNY	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive loss (note 11) USD ($)	Accumulated other comprehensive loss (note 11) CNY	Accumulated deficit USD ($)	Accumulated deficit CNY
Balance at Dec. 31, 2010		(42,478)					209		37,948		(5,570)		(75,065)
Balance (in shares) at Dec. 31, 2010							36,246,976
Increase (Decrease) in Stockholders' Equity
Net loss		(45,951)											(45,951)
Other comprehensive loss		(5,491)									(5,491)
Deemed dividend		(31,181)							(31,181)
Conversion of Series A Preferred Shares, Series B Preferred Shares and Series C Preferred shares to ordinary shares		202,236					407		201,829
Conversion of Series A Preferred Shares, Series B Preferred Shares and Series C Preferred shares to ordinary shares (in shares)							63,699,680
Repurchase of share options		(5,708)							(5,708)
Issuance of ordinary shares (note 14)		1,680,039					1,172		1,678,867
Issuance of ordinary shares (note 14) (in shares)							181,402,116
Distribution and payment of CERH Fees		(1,650,971)							(1,650,971)
Online marketing services contributed by a related party (note 9)		1,200							1,200
Reclassification of the redeemable ordinary shares from permanent equity to mezzanine equity (note 13)		(998,666)					(619)		(998,047)
Reclassification of the redeemable ordinary shares from permanent equity to mezzanine equity (note 13) (in shares)							(100,280,392)
Exercise of stock options		2,318					1		2,317
Exercise of stock options (in shares)							70,010
Share-based compensation		20,802					2		20,800
Share-based compensation (in shares)							263,726
Balance at Dec. 31, 2011		(873,851)					1,172		(742,946)		(11,061)		(121,016)
Balance (in shares) at Dec. 31, 2011							181,402,116
Increase (Decrease) in Stockholders' Equity
Net loss		(91,113)											(91,113)
Other comprehensive loss		(542)									(542)
Online marketing services contributed by a related party (note 9)		6,650							6,650
Imputed interest on loan due to related party (note 9)		421							421
Exercise of stock options		2,538							2,538
Share-based compensation		16,973							16,973
Balance at Dec. 31, 2012		(938,924)					1,172		(716,364)		(11,603)		(212,129)
Balance (in shares) at Dec. 31, 2012		181,402,116	0	0	0	0	181,402,116
Increase (Decrease) in Stockholders' Equity
Net loss	(30,938)	(187,289)	(30,290)	(183,368)	(648)	(3,921)							(187,289)
Other comprehensive loss		(16,873)									(16,873)
Issuance of ordinary shares (note 14)		354,586					135		354,451
Issuance of ordinary shares (note 14) (in shares)							21,662,296
Re-designation of ordinary shares to Class A ordinary shares				1,307			(1,307)
Re-registration of ordinary shares to Class A common shares (in shares)			203,064,412				(203,064,412)
Conversion of Class A ordinary shares to Class B ordinary shares by a shareholder (note 14)				(3)		3
Conversion of Class A ordinary shares to Class B ordinary shares by a shareholder (note 14) (in shares)			(494,550)		494,550
Issuance of Class B ordinary shares (note 14)		1,183,115				237			1,182,878
Issuance of Class B ordinary shares (note 14) (in shares)					38,838,400
Initial public offering costs		(101,146)							(101,146)
Proceeds from issuance of ordinary shares previously subject to escrow (note 1)		17,298							17,298
Distribution and payment of CERH Fees		(14,620)							(14,620)
Reclassification of the redeemable ordinary shares from mezzanine equity to Class A ordinary shares in permanent equity (note 13)		998,666		610					998,056
Reclassification of the redeemable ordinary shares from mezzanine equity to Class A ordinary shares in permanent equity (note 13) (in shares)			100,280,392
Online marketing services contributed by a related party (note 9)		5,920							5,920
Imputed interest on loan due to related party (note 9)		2,050							2,050
Exercise of stock options		1,474							1,474
Share-based compensation		58,170							58,170
Balance at Dec. 31, 2013	$ 225,057	1,362,427	$ 316	1,914	$ 40	240		$ 295,384	1,788,167	$ (4,704)	(28,476)	$ (65,979)	(399,418)
Balance (in shares) at Dec. 31, 2013	0		302,850,254		39,332,950